Note 17 - Income Taxes (Details) - Components of Deferred Income Tax Assets and Liabilities - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Assets
Accruals not currently deductible	$ 8,653	$ 4,238
Accumulated net operating losses	19,859	22,617
Corporate minimum taxes	1,589	1,710
Difference between tax and accounting basis of property and equipment	700	7,031
Research and development and other tax credits and expenses	2,885	2,792
Other timing differences	924	1,508
Total deferred income tax assets	34,610	39,896
Liabilities
Difference between tax and accounting basis of intangible assets	(9,584)	(9,232)
Uncertain tax positions incurred in loss years	(356)	(530)
Total deferred income tax liabilities	(9,940)	(9,762)
Net deferred income taxes	24,670	30,134
Valuation allowance	(13,963)	(14,681)
Net deferred income taxes, net of valuation allowance	$ 10,707	$ 15,453